Equity Investments, at Cost (Details) - USD ($)	Oct. 03, 2021	May 21, 2021	Feb. 17, 2021	Oct. 23, 2020	Oct. 02, 2020
Investment Holdings [Abstract]
Marketable debt security					$ 102,096
Converted into shares of preferred stock					119,355
Equity investment ownership percentage	29.00%	10.00%	3.30%	3.80%	1.30%
Purchase of ownership amount		$ 50,000	$ 100,000	$ 115,000